                                    [PHOTO]

                                              SEMIANNUAL REPORT JANUARY 31, 2002

Oppenheimer
TRINITY VALUE FUND

                                                         [OPPENHEIMERFUNDS LOGO]

                                                         THE RIGHT WAY TO INVEST

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------
FUND OBJECTIVE

Oppenheimer Trinity Value Fund seeks long-term growth of capital.

    Contents

1   Letter to
    Shareholders

3   An Interview
    with Your Fund's Managers

8   Financial
    Statements

28  Officers and Trustees

---------------------------------
CUMULATIVE TOTAL RETURNS*
          For the Six-Month Period
          Ended 1/31/02

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   -7.35%       -12.68%
---------------------------------
Class B   -7.78        -12.20
---------------------------------
Class C   -7.78         -8.67
---------------------------------
Class N   -7.67         -8.55
---------------------------------
Class Y   -7.33

---------------------------------

AVERAGE ANNUAL TOTAL RETURNS*
          For the 1-Year Period
          Ended 1/31/02

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   -10.09%      -15.26%
---------------------------------
Class B   -10.91       -15.18
---------------------------------
Class C   -10.87       -11.72
---------------------------------
Class N    -6.93        -7.83
---------------------------------
Class Y    -9.90
---------------------------------






SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

*SEE NOTES ON PAGE 7 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[PHOTO]
JOHN V. MURPHY
President
Oppenheimer
Trinity Value Fund

Dear Shareholder,

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just passed.

    For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to an economic slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimuli the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.

    The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."

    While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.

    Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, www.oppenheimerfunds.com, for timely fund information.




                        1 OPPENHEIMER TRINITY VALUE FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

    This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.

    In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.

    I thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that make OppenheimerFunds an integral part of The Right Way to Invest.

Sincerely,

/s/ JOHN V. MURPHY

John V. Murphy
February 22, 2002




THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC.
AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.

                        2 OPPENHEIMER TRINITY VALUE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM:
Blake Gall
Sue Mathias

HOW WOULD YOU CHARACTERIZE THE FUND'S PERFORMANCE DURING THE SIX-MONTH PERIOD THAT ENDED JANUARY 31, 2002?

A. We are generally pleased with the Fund's performance during a period that proved unusually volatile and challenging for most investment styles and sectors of the market. While we would have preferred to deliver positive returns, our disciplined, bottom-up stock selection process enabled us to significantly outperform our benchmark, the S&P 500/BARRA Value Index (the "Index").(1)

WHAT MADE THIS SUCH A CHALLENGING PERIOD?

For the first time in a decade, the United States economy slipped into recession in March 2001. The slowdown was driven by sharply reduced levels of corporate capital spending and weakening levels of consumer confidence. While most sectors of the market were negatively affected, particularly in the wake of the terrorist attacks on the United States on September 11, value and growth stocks reacted differently to shifts in economic outlook and investor sentiment throughout the period. Generally, value-oriented stocks performed better during August 2001, as they had for most of the preceding 18 months. However, growing optimism regarding the likelihood of an economic recovery in 2002 led growth-oriented stocks to stage a mild rally during the rest of the period.

1. The S&P 500/BARRA Value Index is a subset of stocks included in the S&P 500 Index. Stocks included in the S&P 500/BARRA Value Index are generally considered to be undervalued by the market and therefore thought to provide an opportunity for long-term potential returns.

                        3 OPPENHEIMER TRINITY VALUE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

--------------------------------
AVERAGE ANNUAL
TOTAL RETURNS

For the Periods Ended
12/31/01(3)

                       Since
Class A     1-Year     Inception
--------------------------------
            -13.26%    -3.84%

                       Since
Class B     1-Year     Inception
--------------------------------
            -13.03%    -3.40%

                       Since
Class C     1-Year     Inception
--------------------------------
            -9.60%     -1.79%

                       Since
Class N     1-Year     Inception
--------------------------------
            N/A        -5.26%

                       Since
Class Y     1-Year     Inception
--------------------------------
            -7.67%     -1.16%
--------------------------------

HOW DID YOU MANAGE THE FUND IN LIGHT OF THESE CONDITIONS?

We remained true to the disciplined management approach that is the hallmark of our investment strategy. That approach focuses on the stocks of midsized to large, value-oriented companies, including many of the well-known companies in the United States, across a variety of industry sectors. We seek to avoid "style drift" by investing in stocks listed in our benchmark, the S&P 500/BARRA Value Index, and by allocating approximately the same percentage of the Fund's assets to each industry sector as the Index. Rather than emphasizing specific sectors, we strive to add value to the Fund and exceed the benchmark's performance by identifying and investing selectively in what we believe to be each industry's most attractive stocks. To that end, we employ a wide range of computer-based modeling tools to determine what we believe to be the most attractive prospects under prevailing market conditions. Out of our continually evolving library of more than 50 stock ranking and valuation techniques, we select those we believe best suited to each industry sector in which we invest.

    Informed by the data generated by our models, we built a diversified portfolio of stocks during the period that reflected the sector weightings of the S&P 500/BARRA Value Index. As was the case with the Index, financial was the Fund's largest sector, as well as the area in which we outperformed the Index by the greatest margin. We focused on attractively valued money-center banks, regional banks, insurance companies and consumer finance institutions. Major holdings included Bank of America Corp., Wachovia Corp. and FleetBoston Financial Corp.(2) The Fund also significantly outperformed the Index in the utilities sector, largely due to our success in de-emphasizing relatively poor performing telecommunications and energy trading companies in that sector.

2. See page 8 for a complete listing of the Fund's holdings as of 1/31/02.

3. See Notes on page 7 for further details.

                        4 OPPENHEIMER TRINITY VALUE FUND

DID PERFORMANCE IN ANY OTHER SECTORS SIGNIFICANTLY HELP OR HURT THE FUND COMPARED TO THE INDEX?

While the investments mentioned above enabled the Fund to deliver stronger returns than the Index, they failed to outweigh the market's generally negative drift during the period. For example, the Fund suffered along with the Index with respect to consumer cyclicals when entertainment, lodging and restaurant companies were hurt by post-September 11 declines in travel. However, seven of 11 sectors in the Fund either added value or were relatively neutral versus the Index. The sector that performed the worst compared to the Index was transportation.

DID YOU IMPLEMENT ANY REFINEMENTS TO YOUR STOCK RANKING MODELS?

In the process of creating a systematic, highly disciplined method of building and managing portfolios across a wide range of market cycles and conditions, we continually refine our library of stock ranking models. These models range from simple historical ratios, such as price-to-earnings, to classic financial calculations, short-term price movements and complex, momentum-related measures. During the reporting period, for example, we added two new evaluation factors to our library. One measures the impact of discounted cash flow, a traditional gauge of a company's expected future revenues. The other examines the rate at which growth-at-a-reasonable-price projections are revised, looking at the relationship between changing momentum and stock price activity.

                        5 OPPENHEIMER TRINITY VALUE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

-----------------------------------
SECTOR ALLOCATION(4)

[PIE CHART]
- Financial                 33.2%
   Diversified
   Financial                11.3
   Insurance                10.1
   Banks                    10.1
   Real Estate
   Investment
   Trusts                    1.7
- Energy                    13.9
- Consumer Cyclicals        11.7
- Capital Goods             11.6
- Communication
  Services                   8.7
- Technology                 8.1
- Utilities                  7.1
- Consumer Staples           4.1
- Basic Materials            1.4
- Healthcare                 0.2
-----------------------------------

WHAT IS YOUR OUTLOOK FOR THE FUTURE?

Despite a strong fourth quarter for growth stocks, value-oriented stocks have solidly outperformed growth-oriented stocks since February 2000. We believe the market may still be in the early stages of a long-term cycle favoring value. While there is no way to know how long the current cycle will last, we see evidence that growth stocks remain relatively highly priced compared to earnings and revenue expectations. Accordingly, we believe value stocks are well positioned to continue performing better than growth stocks whether or not the U.S. economy rebounds in 2002. We continue to maintain the unwavering focus and highly disciplined, long-term approach to value investing that makes Oppenheimer Trinity Value Fund an important part of The Right Way to Invest.

TOP TEN COMMON STOCK HOLDINGS(5)
-------------------------------------------------------------
Citigroup, Inc.                                          5.8%
-------------------------------------------------------------
American International Group, Inc.                       5.6
-------------------------------------------------------------
Verizon Communications, Inc.                             4.6
-------------------------------------------------------------
Bank of America Corp.                                    4.5
-------------------------------------------------------------
Exxon Mobil Corp.                                        4.3
-------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                     3.6
-------------------------------------------------------------
General Motors Corp.                                     2.9
-------------------------------------------------------------
Lockheed Martin Corp.                                    2.7
-------------------------------------------------------------
FleetBoston Financial Corp.                              2.6
-------------------------------------------------------------
Computer Associates International, Inc.                  2.5

4. Portfolio is subject to change. Percentages are as of January 31, 2002, and are based on total market value of common stock holdings.

5. Portfolio is subject to change. Percentages are as of January 31, 2002, and are based on net assets.

                        6 OPPENHEIMER TRINITY VALUE FUND

NOTES
-------------------------------------------------------------------------------

IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. The Fund's portfolio managers are employed by the Fund's sub-advisor, Trinity Investment Management Corporation, an affiliate of OppenheimerFunds, Inc., the Fund's investment manager. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 9/1/99. Unless otherwise noted, Class A total returns are shown net of the applicable 5.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 9/1/99. Unless otherwise noted, Class B total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/1/99. Unless otherwise noted Class C total returns are shown net of the 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. For this reason, the total return information shown in this report is not annualized. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 9/1/99. Class Y shares are only offered to certain institutional investors under special agreement with the distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                        7 OPPENHEIMER TRINITY VALUE FUND

STATEMENT OF INVESTMENTS January 31, 2002 / Unaudited
---------------------------------------------------------------------------

                                                              MARKET VALUE
                                              SHARES           SEE NOTE 1
---------------------------------------------------------------------------

COMMON STOCKS--95.7%
---------------------------------------------------------------------------
BASIC MATERIALS--1.4%
---------------------------------------------------------------------------
CHEMICALS--0.9%
Goodrich Corp.                                 2,400             $66,768
---------------------------------------------------------------------------
PAPER--0.5%
Weyerhaeuser Co.                                 600              34,992
---------------------------------------------------------------------------
CAPITAL GOODS--11.1%
---------------------------------------------------------------------------
AEROSPACE/DEFENSE--2.7%
Lockheed Martin Corp.                          3,800             201,286
---------------------------------------------------------------------------
INDUSTRIAL SERVICES--1.1%
Waste Management, Inc.                         2,800              80,696
---------------------------------------------------------------------------
MANUFACTURING--7.3%
Honeywell International, Inc.                  3,600             120,996
---------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                      3,700             163,651
---------------------------------------------------------------------------
ITT Industries, Inc.                           2,200             116,798
---------------------------------------------------------------------------
Tyco International Ltd.                        4,200             147,630
                                                                -----------
                                                                 549,075

---------------------------------------------------------------------------
COMMUNICATION SERVICES--8.2%
---------------------------------------------------------------------------
TELECOMMUNICATIONS: LONG DISTANCE--7.8%
Sprint Corp. (Fon Group)                       7,700             136,290
---------------------------------------------------------------------------
Verizon Communications, Inc.                   7,400             342,990
---------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group(1)              10,800             108,540
                                                                -----------
                                                                 587,820

---------------------------------------------------------------------------
TELEPHONE UTILITIES--0.4%
SBC Communications, Inc.                         900              33,705
---------------------------------------------------------------------------
CONSUMER CYCLICALS--11.2%
---------------------------------------------------------------------------
AUTOS & HOUSING--6.1%
Centex Corp.                                   1,100              65,428
---------------------------------------------------------------------------
General Motors Corp.                           4,300             219,902
---------------------------------------------------------------------------
Johnson Controls, Inc.                         2,000             168,120
                                                                -----------
                                                                 453,450

---------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--0.3%
Marriott International, Inc., Cl. A              600              24,468
---------------------------------------------------------------------------
MEDIA--0.9%
AOL Time Warner, Inc.(1)                       2,600              68,406
---------------------------------------------------------------------------
RETAIL: GENERAL--2.4%
Penney (J.C.) Co., Inc. (Holding Co.)          3,900              96,993
---------------------------------------------------------------------------
Sears Roebuck & Co.                            1,500              79,260
                                                                -----------
                                                                 176,253





                        8 OPPENHEIMER TRINITY VALUE FUND


                                                              MARKET VALUE
                                              SHARES           SEE NOTE 1
---------------------------------------------------------------------------
TEXTILE, APPAREL & HOME FURNISHINGS--1.5%
Liz Claiborne, Inc.                            4,200           $114,954
---------------------------------------------------------------------------
CONSUMER STAPLES--3.9%
---------------------------------------------------------------------------
BROADCASTING--0.5%
Comcast Corp., Cl. A Special(1)                1,000             35,530
---------------------------------------------------------------------------
ENTERTAINMENT--2.0%
Disney (Walt) Co.                              7,200            151,632
---------------------------------------------------------------------------
FOOD--1.4%
Archer-Daniels-Midland Co.                     7,600            105,944
---------------------------------------------------------------------------
ENERGY--13.3%
---------------------------------------------------------------------------
OIL: DOMESTIC--9.7%
Anadarko Petroleum Corp.                       1,600             78,608
---------------------------------------------------------------------------
Apache Corp.                                     660             32,003
---------------------------------------------------------------------------
Burlington Resources, Inc.                     1,200             41,088
---------------------------------------------------------------------------
ChevronTexaco Corp.                            1,600            134,080
---------------------------------------------------------------------------
Exxon Mobil Corp.                              8,200            320,210
---------------------------------------------------------------------------
Marathon Oil Corp.                             2,400             67,320
---------------------------------------------------------------------------
Phillips Petroleum Co.                           900             52,623
                                                               ------------
                                                                725,932

---------------------------------------------------------------------------
OIL: INTERNATIONAL--3.6%
Royal Dutch Petroleum Co., NY Shares           5,400            269,838
---------------------------------------------------------------------------
FINANCIAL--31.8%
---------------------------------------------------------------------------
BANKS--9.6%
Bank of America Corp.                          5,300            334,059
---------------------------------------------------------------------------
FleetBoston Financial Corp.                    5,800            194,996
---------------------------------------------------------------------------
J.P. Morgan Chase & Co.                        2,200             74,910
---------------------------------------------------------------------------
Wachovia Corp.                                 3,500            116,375
                                                               ------------
                                                                720,340

---------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--10.8%
Citigroup, Inc.                                9,200            436,080
---------------------------------------------------------------------------
Countrywide Credit Industries, Inc.            4,300            170,925
---------------------------------------------------------------------------
Household International, Inc.                  2,000            102,480
---------------------------------------------------------------------------
MGIC Investment Corp.                          1,500            100,500
                                                               ------------
                                                                809,985

---------------------------------------------------------------------------
INSURANCE--9.7%
AFLAC, Inc.                                    4,400            114,928
---------------------------------------------------------------------------
American International Group, Inc.             5,700            422,655
---------------------------------------------------------------------------
Cigna Corp.                                    1,200            110,400
---------------------------------------------------------------------------
Loews Corp.                                      500             30,225
---------------------------------------------------------------------------
MBIA, Inc.                                       900             48,492
                                                               ------------
                                                                726,700



                        9 OPPENHEIMER TRINITY VALUE FUND

STATEMENT OF INVESTMENTS January 31, 2002  Unaudited/Continued
---------------------------------------------------------------------------


                                                              MARKET VALUE
                                                SHARES         SEE NOTE 1
---------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--1.7%
Equity Office Properties Trust                  4,300            $123,797
---------------------------------------------------------------------------
HEALTHCARE--0.2%
---------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES--0.2%
Tenet Healthcare Corp.(1)                         200              12,758
---------------------------------------------------------------------------
TECHNOLOGY--7.8%
---------------------------------------------------------------------------
COMPUTER HARDWARE--1.8%
Hewlett-Packard Co.                             6,100             134,871
---------------------------------------------------------------------------
COMPUTER SERVICES--1.2%
Unisys Corp.(1)                                 6,900              86,250
---------------------------------------------------------------------------
COMPUTER SOFTWARE--2.5%
Computer Associates International, Inc.         5,500             189,530
---------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.4%
Nortel Networks Corp.                           4,500              32,580
---------------------------------------------------------------------------
ELECTRONICS--1.9%
Advanced Micro Devices, Inc.(1)                 1,400              22,470
---------------------------------------------------------------------------
JDS Uniphase Corp.(1)                           5,000              35,000
---------------------------------------------------------------------------
Motorola, Inc.                                  6,300              83,853
                                                                -----------
                                                                  141,323

---------------------------------------------------------------------------
UTILITIES--6.8%
---------------------------------------------------------------------------
ELECTRIC UTILITIES--5.2%
FPL Group, Inc.                                   300              16,083
---------------------------------------------------------------------------
Mirant Corp.(1)                                 6,200              62,062
---------------------------------------------------------------------------
Reliant Energy, Inc.                            2,100              52,668
---------------------------------------------------------------------------
TXU Corp.                                       3,300             160,776
---------------------------------------------------------------------------
Xcel Energy, Inc.                               3,700              98,790
                                                                -----------
                                                                  390,379

---------------------------------------------------------------------------
GAS UTILITIES--1.6%
Sempra Energy                                   4,900             117,355
                                                                -----------
Total Common Stocks (Cost $7,606,327)                           7,166,617




                        10 OPPENHEIMER TRINITY VALUE FUND


                                                                             PRINCIPAL       MARKET VALUE
                                                                                AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS--5.9%

 Repurchase agreement with Banc One Capital Markets, Inc.,
 1.85%, dated 1/31/02, to be repurchased at $444,023 on 2/1/02, collateralized by U.S. Treasury Bonds, 7.50%-10.375%,
 11/15/12-11/15/16, with a value of $136,651, U.S. Treasury Nts.,
 5.50%-7%, 4/30/02-7/15/06, with a value of $252,103 and
 U.S. Treasury Bills, 4/18/02, with a value of $64,614 (Cost $444,000)        $444,000           $444,000
------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $8,050,327)                                   101.6%         7,610,617
------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                                            (1.6)          (123,102)
                                                                           ---------------------------------
 NET ASSETS                                                                      100.0%        $7,487,515
                                                                           =================================



FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income-producing security.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                        11 OPPENHEIMER TRINITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------


January 31, 2002
-----------------------------------------------------------------------------------
ASSETS

Investments, at value (cost $8,050,327)--see accompanying statement      $7,610,617
-----------------------------------------------------------------------------------
Cash                                                                            340
-----------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                            208,469
Shares of beneficial interest sold                                           14,034
Interest and dividends                                                        7,326
Other                                                                           575
                                                                        -----------
Total assets                                                              7,841,361


-----------------------------------------------------------------------------------
LIABILITIES

Payables and other liabilities:
Investments purchased                                                       281,504
Shares of beneficial interest redeemed                                       51,742
Shareholder reports                                                           5,908
Distribution and service plan fees                                            1,326
Trustees' compensation                                                        1,041
Other                                                                        12,325
                                                                        -----------
Total liabilities                                                           353,846

-----------------------------------------------------------------------------------
NET ASSETS                                                               $7,487,515
                                                                        ===========


-----------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS

Paid-in capital                                                          $8,201,464
-----------------------------------------------------------------------------------
Accumulated net investment income (loss)                                      3,270
-----------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions            (277,509)
-----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                  (439,710)
                                                                        -----------
NET ASSETS                                                               $7,487,515
                                                                        ===========





                        12 OPPENHEIMER TRINITY VALUE FUND

-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE

Class A Shares:
Net asset value and redemption price per share (based on net assets
of $3,537,896 and 392,440 shares of beneficial interest outstanding)                $9.02
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                         $9.57
-------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $1,884,842 and 213,741 shares of beneficial interest outstanding)                $8.82
-------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $1,570,251 and 175,676 shares of beneficial interest outstanding)                $8.94
-------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $14,562 and 1,623 shares of beneficial interest outstanding)                     $8.97
-------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $479,964 and 53,025 shares of beneficial
interest outstanding)                                                               $9.05





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.






                        13 OPPENHEIMER TRINITY VALUE FUND


STATEMENT OF OPERATIONS Unaudited
-------------------------------------------------------------------------------------------------------------
For the Six Months Ended January 31, 2002
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Dividends (net of foreign withholding taxes of $639)                                                $79,414
-------------------------------------------------------------------------------------------------------------
Interest                                                                                              2,039
                                                                                                  -----------
Total income                                                                                         81,453

-------------------------------------------------------------------------------------------------------------
EXPENSES

Management fees                                                                                      28,415
-------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                               4,032
Class B                                                                                               9,201
Class C                                                                                               8,481
Class N                                                                                                   8
-------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                               6,011
Class B                                                                                               3,077
Class C                                                                                               2,814
Class N                                                                                                   5
Class Y                                                                                               2,873
-------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                           7,597
-------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                   6,260
-------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                  160
-------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                              58
-------------------------------------------------------------------------------------------------------------
Other                                                                                                   857
                                                                                                  -----------
Total expenses                                                                                       79,849
Less reduction to custodian expenses                                                                    (58)
Less voluntary waiver of transfer and shareholder servicing agent fees--Classes A, B, C and N          (533)
Less voluntary waiver of transfer and shareholder servicing agent fees--Class Y                      (1,976)
                                                                                                  -----------
Net expenses                                                                                         77,282


-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                 4,171
-------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on investments                                                            (273,078)
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments                                (366,555)
                                                                                                  -----------
Net realized and unrealized gain (loss)                                                            (639,633)

-------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $(635,462)
                                                                                                  ===========




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





                        14 OPPENHEIMER TRINITY VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------



                                                                         SIX MONTHS ENDED
                                                                          JANUARY 31, 2002                     YEAR ENDED
                                                                               (UNAUDITED)                   JULY 31, 2001
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                                  $    4,171                       $   (6,728)
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                        (273,078)                         471,500
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                            (366,555)                         (91,051)
                                                                              ---------------------------------------------
Net increase (decrease) in net assets resulting from operations                 (635,462)                         373,721

---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net realized gain:
Class A                                                                         (148,222)                              --
Class B                                                                          (76,815)                              --
Class C                                                                          (64,650)                              --
Class N                                                                             (162)                              --
Class Y                                                                          (18,942)                              --

---------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                          119,654                         (209,502)
Class B                                                                          177,021                        1,253,766
Class C                                                                         (311,102)                       1,208,524
Class N                                                                           13,953                            1,000
Class Y                                                                          106,350                          405,383

---------------------------------------------------------------------------------------------------------------------------
NET ASSETS

Total increase (decrease)                                                       (838,377)                       3,032,892
---------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                            8,325,892                        5,293,000
                                                                              ---------------------------------------------

End of period [including undistributed (overdistributed) net investment
income of $3,270 and $(901), respectively]                                    $7,487,515                       $8,325,892
                                                                              =============================================




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                        15 OPPENHEIMER TRINITY VALUE FUND

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


                                                       SIX MONTHS                                          YEAR
                                                            ENDED                                         ENDED
                                                 JANUARY 31, 2002                                        JULY 31,
CLASS A                                                (UNAUDITED)                   2001                2000(1)
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                       $10.15                   $9.52                 $10.00
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .02                     .02                    .05
Net realized and unrealized gain (loss)                      (.76)                    .61                   (.50)
                                                         ------------------------------------------------------------
Total income (loss) from
investment operations                                        (.74)                    .63                   (.45)
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           --                      --                   (.03)
Distributions from net realized gain                         (.39)                     --                     --
                                                         ------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                              (.39)                     --                   (.03)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $9.02                  $10.15                  $9.52
                                                         ============================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                         (7.35)%                  6.62%                 (4.50)%
---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                   $3,538                  $3,868                 $3,798
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $3,570                  $3,932                 $2,802
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                        0.46%                   0.20%                  0.52%
Expenses                                                     1.69%                   1.63%                  1.53%
Expenses, net of reduction to custodian expenses
and/or voluntary waiver of transfer agent fees               1.67%                    N/A                   1.47%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        58%                    207%                   285%




1. For the period from September 1, 1999 (inception of offering) to July 31, 2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                        16 OPPENHEIMER TRINITY VALUE FUND

                                                       SIX MONTHS                          YEAR
                                                            ENDED                         ENDED
                                                 JANUARY 31, 2002                       JULY 31,
CLASS B                                                (UNAUDITED)           2001        2000(1)
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period                        $9.98           $9.45        $10.00
-------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                 (.01)           (.02)          .01
Net realized and unrealized gain (loss)                      (.76)            .55          (.53)
                                                            -------------------------------------
Total income (loss) from
investment operations                                        (.77)            .53          (.52)
-------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           --              --          (.03)
Distributions from net realized gain                         (.39)             --            --
                                                            -------------------------------------
Total dividends and/or distributions
to shareholders                                              (.39)             --          (.03)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                              $8.82           $9.98         $9.45
                                                            =====================================


-------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                         (7.78)%          5.61%        (5.18)%

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                   $1,885          $1,927          $643
-------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $1,825          $1,329          $235
-------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                         (0.33)%         (0.52)%       (0.36)%
Expenses                                                     2.47%           2.57%         2.41%
Expenses, net of reduction to custodian expenses
and/or voluntary waiver of transfer agent fees               2.45%            N/A          2.35%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        58%            207%          285%


1. For the period from September 1, 1999 (inception of offering) to July 31,
2000.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                        17 OPPENHEIMER TRINITY VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
-------------------------------------------------------------------------------

                                                       SIX MONTHS                          YEAR
                                                            ENDED                         ENDED
                                                 JANUARY 31, 2002                       JULY 31,
CLASS C                                                (UNAUDITED)           2001        2000(1)
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period                       $10.11           $9.57        $10.00
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                          (.02)           (.03)         (.02)
Net realized and unrealized gain (loss)                      (.76)            .57          (.41)
                                                           ----------------------------------------
Total income (loss) from
investment operations                                        (.78)            .54          (.43)
---------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           --              --            --(2)
Distributions from net realized gain                         (.39)             --            --
                                                           ----------------------------------------
Total dividends and/or distributions
to shareholders                                              (.39)             --            --
---------------------------------------------------------------------------------------------------
Net asset value, end of period                              $8.94          $10.11         $9.57
                                                            =======================================


---------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                         (7.78)%          5.64%        (4.27)%

---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                   $1,570          $2,102          $851
---------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $1,680          $1,878          $260
---------------------------------------------------------------------------------------------------
Ratios to average net assets: (4)
Net investment loss                                         (0.30)%         (0.44)%       (0.36)%
Expenses                                                     2.47%           2.56%         2.41%
Expenses, net of reduction to custodian expenses
and/or voluntary waiver of transfer agent fees               2.45%            N/A          2.35%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        58%            207%          285%




1. For the period from September 1, 1999 (inception of offering) to July 31,
2000.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       18 OPPENHEIMER TRINITY VALUE FUND

                                                                              SIX MONTHS      PERIOD
                                                                                   ENDED       ENDED
                                                                        JANUARY 31, 2002    JULY 31,
 CLASS N                                                                     (UNAUDITED)     2000(1)
======================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                                            $10.13      $10.05
------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                                       .02        (.02)
 Net realized and unrealized gain (loss)                                           (.79)        .10
                                                                               -----------------------
 Total income (loss) from
 investment operations                                                             (.77)        .08
------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                                --          --
 Distributions from net realized gain                                              (.39)         --
                                                                               -----------------------
 Total dividends and/or distributions
 to shareholders                                                                   (.39)         --
------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                  $ 8.97      $10.13
                                                                               =======================

======================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                              (7.67)%      0.80%

======================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                                           $15          $1
------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                                  $ 3          $1
------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                                              (0.20)%     (0.48)%
 Expenses                                                                          2.00%       1.63%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees                                    1.98%         --
------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                             58%        207%

1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      19 | OPPENHEIMER TRINITY VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                 SIX MONTHS                    YEAR
                                                                      ENDED                   ENDED
                                                           JANUARY 31, 2002                JULY 31,
 CLASS Y                                                        (UNAUDITED)        2001     2000(1)
=====================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                                $10.18     $  9.53      $10.00
-----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                           .03        (.01)        .07
 Net realized and unrealized gain (loss)                               (.77)        .66        (.50)
                                                                    ---------------------------------
 Total income (loss) from
 investment operations                                                 (.74)        .65        (.43)
-----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                    --          --        (.04)
 Distributions from net realized gain                                  (.39)         --          --
                                                                    ---------------------------------
 Total dividends and/or distributions
 to shareholders                                                       (.39)         --        (.04)
-----------------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $ 9.05      $10.18      $ 9.53
                                                                    =================================

=====================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                  (7.33)%      6.82%      (4.33)%

=====================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                              $480        $427          $1
-----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                     $434        $119          $1
-----------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                                 0.69%       0.53%       0.62%
 Expenses                                                              2.45%       1.43%       1.42%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees                        1.55%        N/A        1.37%
-----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                 58%        207%        285%

1. For the period from September 1, 1999 (inception of offering) to July 31,
2000.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      20 | OPPENHEIMER TRINITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
-------------------------------------------------------------------------------

===============================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Trinity Value Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

        The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

-------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

                      21 | OPPENHEIMER TRINITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

        As of January 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $273,078. This estimated capital loss carryover represents losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2002, the Fund's projected benefit obligations were increased by $115, resulting in an accumulated liability of $1,017 as of January 31, 2002.

        The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

                      22 | OPPENHEIMER TRINITY VALUE FUND

--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                      23 | OPPENHEIMER TRINITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

================================================================================
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            SIX MONTHS ENDED JANUARY 31, 2002        YEAR ENDED JULY 31, 2001(1)
                                      SHARES           AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------
 CLASS A
 Sold                                160,167      $ 1,490,483          273,333       $ 2,806,407
 Dividends and/or
 distributions reinvested             15,038          136,703               --                --
 Redeemed                           (163,740)      (1,507,532)        (291,090)       (3,015,909)
                                   ----------------------------------------------------------------
 Net increase (decrease)              11,465      $   119,654          (17,757)      $  (209,502)
                                   ================================================================

---------------------------------------------------------------------------------------------------
 CLASS B
 Sold                                 71,721      $   651,391          149,624       $ 1,502,377
 Dividends and/or
 distributions reinvested              7,752           69,074               --                --
 Redeemed                            (58,859)        (543,444)         (24,547)         (248,611)
                                   ----------------------------------------------------------------
 Net increase (decrease)              20,614      $   177,021          125,077       $ 1,253,766
                                   ================================================================

---------------------------------------------------------------------------------------------------
 CLASS C
 Sold                                 69,227      $   633,800          212,420       $ 2,151,290
 Dividends and/or
 distributions reinvested              6,345           57,299               --                --
 Redeemed                           (107,821)      (1,002,201)         (93,423)         (942,766)
                                   ----------------------------------------------------------------
 Net increase (decrease)             (32,249)     $  (311,102)         118,997       $ 1,208,524
                                   ================================================================

---------------------------------------------------------------------------------------------------
 CLASS N
 Sold                                  1,510      $    13,830              100       $     1,000
 Dividends and/or
 distributions reinvested                 13              123               --                --
 Redeemed                                 --               --               --                --
                                   ----------------------------------------------------------------
 Net increase (decrease)               1,523      $    13,953              100       $     1,000
                                   ================================================================

---------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                                 11,992      $   114,182           42,874       $   415,991
 Dividends and/or
 distributions reinvested              2,070           18,902               --                --
 Redeemed                             (2,979)         (26,734)          (1,032)          (10,608)
                                   ----------------------------------------------------------------
 Net increase (decrease)              11,083      $   106,350           41,842       $   405,383
                                   ================================================================

1. For the year ended July 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to July 31, 2001, for N shares.


                      24 | OPPENHEIMER TRINITY VALUE FUND

================================================================================
3. PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2002, were $4,273,671 and $4,481,541, respectively.

================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the six months ended January 31, 2002 was an annualized rate of 0.75%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

        OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares, effective January 1, 2001, and for all other classes, 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager pays Trinity Investment Management Corporation (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the six months ended January 31, 2002, the Manager paid $9,607 to the Sub-Advisor.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

                      25 | OPPENHEIMER TRINITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------

================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                   AGGREGATE          CLASS A     CONCESSIONS      CONCESSIONS      CONCESSIONS     CONCESSIONS
                   FRONT-END        FRONT-END      ON CLASS A       ON CLASS B       ON CLASS C      ON CLASS N
 SIX           SALES CHARGES    SALES CHARGES          SHARES           SHARES           SHARES          SHARES
 MONTHS           ON CLASS A      RETAINED BY     ADVANCED BY      ADVANCED BY      ADVANCED BY     ADVANCED BY
 ENDED                SHARES      DISTRIBUTOR  DISTRIBUTOR(1)   DISTRIBUTOR(1)   DISTRIBUTOR(1)  DISTRIBUTOR(1)
-----------------------------------------------------------------------------------------------------------------
 January 31, 2002    $14,072           $6,273             $308         $10,859           $3,317            $108

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

---------------------------------------------------------------------------------------------------------
                          CLASS A                 CLASS B                CLASS C                CLASS N
              CONTINGENT DEFERRED     CONTINGENT DEFERRED    CONTINGENT DEFERRED    CONTINGENT DEFERRED
 SIX                SALES CHARGES           SALES CHARGES          SALES CHARGES          SALES CHARGES
 MONTHS               RETAINED BY             RETAINED BY            RETAINED BY            RETAINED BY
 ENDED                DISTRIBUTOR             DISTRIBUTOR            DISTRIBUTOR            DISTRIBUTOR
---------------------------------------------------------------------------------------------------------
 January 31, 2002             $--                  $1,901                  $135                    $--

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

-------------------------------------------------------------------------------
CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended January 31, 2002, payments under the Class A plan totaled $4,032, all of which were paid by the Distributor to recipients, and included $762 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

-------------------------------------------------------------------------------
CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

        The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

                      26 | OPPENHEIMER TRINITY VALUE FUND

        The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended January 31, 2002, were as follows:

                                                                                   DISTRIBUTOR'S
                                                                 DISTRIBUTOR'S         AGGREGATE
                                                                     AGGREGATE      UNREIMBURSED
                                                                  UNREIMBURSED     EXPENSES AS %
                              TOTAL PAYMENTS  AMOUNT RETAINED         EXPENSES     OF NET ASSETS
                                  UNDER PLAN   BY DISTRIBUTOR       UNDER PLAN          OF CLASS
---------------------------------------------------------------------------------------------------
 Class B Plan                         $9,201           $7,624          $39,459             2.09%
 Class C Plan                          8,481            3,714           19,178             1.22
 Class N Plan                              8                6               --               --

================================================================================
5. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

        The Fund had no borrowings outstanding during the six months ended or at January 31, 2002.



                      27 | OPPENHEIMER TRINITY VALUE FUND

OPPENHEIMER TRINITY VALUE FUND
--------------------------------------------------------------------------------

====================================================================================
OFFICERS AND TRUSTEES       Leon Levy,   Chairman of the Board of Trustees
                            Donald W. Spiro, Vice Chairman of the Board of Trustees
                            John V. Murphy, President and Trustee
                            Robert G. Galli, Trustee
                            Phillip A. Griffiths, Trustee
                            Benjamin Lipstein, Trustee
                            Elizabeth B. Moynihan, Trustee
                            Kenneth A. Randall, Trustee
                            Edward V. Regan, Trustee
                            Russell S. Reynolds, Jr., Trustee
                            Clayton K. Yeutter, Trustee
                            Robert G. Zack, Secretary
                            Brian W. Wixted, Treasurer
                            Robert J. Bishop, Assistant Treasurer
                            Scott T. Farrar, Assistant Treasurer
                            Katherine P. Feld, Assistant Secretary
                            Kathleen T. Ives, Assistant Secretary
                            Denis R. Molleur, Assistant Secretary

====================================================================================
 INVESTMENT ADVISOR         OppenheimerFunds, Inc.

====================================================================================
 SUB-ADVISOR                Trinity Investment Management Corporation

====================================================================================
 DISTRIBUTOR                OppenheimerFunds Distributor, Inc.

====================================================================================
 TRANSFER AND SHAREHOLDER   OppenheimerFunds Services
 SERVICING AGENT

====================================================================================
 CUSTODIAN OF               The Bank of New York
 PORTFOLIO SECURITIES

====================================================================================
 INDEPENDENT AUDITORS       KPMG LLP

====================================================================================
 LEGAL COUNSEL              Mayer, Brown, Rowe and Maw


                            The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                            OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS
                            DISTRIBUTOR, INC. 498 SEVENTH AVENUE, NEW YORK, NY 10018

                            (C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.

                      28 | OPPENHEIMER TRINITY VALUE FUND

INFORMATION AND SERVICES
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--------------------------------------------------------------------------------
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                Class N: OTVNX  Class Y: OTVYX



--------------------------------------------------------------------------------

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                                                       [OPPENHEIMER FUNDS LOGO]
                                                               DISTRIBUTOR, INC.

RS0381.001.0102 April 1, 2002